Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Cash Flows From Operating Activities
Net income	$ 948,784	$ 1,155,492	$ 1,057,150
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	213,722	210,508	229,238
Amortization	121,902	111,421	110,562
Stock incentive plan compensation	84,996	80,935	73,238
Deferred income taxes	(1,368)	(56,452)	20,715
Foreign currency transaction loss (gain)	19,497	4,300	10,470
(Gain) loss on disposal of assets	2,746	(2,494)	(7,710)
Gain (Loss) on Sale of Business	(14,637)	0	0
Changes in assets and liabilities, net of effects from acquisitions:
Accounts receivable	(21,206)	(91,091)	(259,752)
Inventories	98,518	(28,333)	(139,062)
Prepaid expenses	(47,451)	(26,981)	6,477
Other assets	(16,007)	(6,578)	(39,118)
Accounts payable, trade	(66,082)	59,692	228,164
Accrued payrolls and other compensation	(45,771)	16,003	75,405
Accrued domestic and foreign taxes	(17,054)	(70,302)	53,424
Other accrued liabilities	(62,728)	33,512	(27,726)
Pensions and other postretirement benefits	(16,691)	123,944	(281,285)
Other liabilities	9,765	16,809	56,743
Net cash provided by operating activities	1,190,935	1,530,385	1,166,933
Cash Flows From Investing Activities
Acquisitions (less cash acquired)	(621,144)	(156,256)	(60,227)
Capital expenditures	(265,896)	(218,817)	(207,294)
Proceeds from disposal of assets	25,047	20,404	32,289
Proceeds from Divestiture of Businesses	73,515	0	0
Other	(21,367)	(21,099)	(9,706)
Net cash (used in) investing activities	(809,845)	(375,768)	(244,938)
Cash Flows From Financing Activities
Proceeds from exercise of stock options	32,204	10,599	25,862
(Payments for) common shares	(258,007)	(456,969)	(693,096)
Tax benefit from stock incentive plan compensation	66,030	16,107	42,823
Acquisition of noncontrolling interests	(1,091)	(147,441)	0
(Payments for) notes payable, net	1,319,524	(1,961)	(18,908)
Proceeds from long-term borrowings	3,768	73,556	291,683
(Payments for) long-term borrowings	(331,245)	(76,757)	(358,058)
Dividends paid	(255,009)	(240,654)	(206,084)
Net cash (used in) financing activities	576,174	(823,520)	(915,778)
Effect of exchange rate changes on cash	(14,169)	(150,246)	75,723
Net increase in cash and cash equivalents	943,095	180,851	81,940
Cash and cash equivalents at beginning of year	838,317	657,466	575,526
Cash and cash equivalents at end of year	1,781,412	838,317	657,466
Cash paid during the year for:
Interest	88,084	91,677	99,227
Income taxes	$ 311,988	$ 494,378	$ 203,539